Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2023
Interest and Finance Costs
Schedule of unaudited interim condensed consolidated statements of comprehensive income

	Year ended December 31,
	2023	2022	2021
Interest expense (Note 5)	$37,387	$25,661	$18,762
Amortization of deferred financing fees	1,667	2,032	2,285
Other	156	218	373
Total	$39,210	$27,911	$21,420